INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ (81,580)	$ 3,060	$ (40,961)
Statutory tax rate in Israel	24.00%	25.00%	26.50%
Theoretical tax expense (income)	$ (19,579)	$ 765	$ (10,855)
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(584)	(1,356)	(5,654)
Non-deductible expenses	1,150	1,777	18,493
Non-deductible Impairment charges	12,652		2,245
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	(209)	527	(4,617)
Tax adjustment in respect of different tax rate of foreign subsidiaries	(3,392)	(2,032)	1,185
Change in future tax rate	836	448
Other	300	83	(100)
Taxes on income	$ (8,826)	$ 212	$ 697
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.01	$ 0.02	$ 0.12
Diluted	$ 0.01	$ 0.02	$ 0.12